MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES
NOTE 8 – MARKETABLE SECURITIES

	31/12/2025	12/31/2024
Current
National Treasury Notes (LFT)	8,606,448	3,206,725
Repurchase Agreements	2,517,835	5,411,209
National Treasury Note (LTN)	217	253,671
Others	9,342	80,233
	11,133,842	8,951,838
Non-current
Beneficiary Parties	435,235	417,242
Others	287,438	16,099
	722,673	433,341

	11,856,515	9,385,179

8.1 Beneficiary Parties
Beneficiary Parties were acquired as a result of the restructuring of the Company’s investment in INVESTCO S.A. These instruments entitle the Company to annual returns equivalent to 10% of the profits generated by Lajeado Energia S.A., Paulista Lajeado Energia S.A. and CEB Lajeado Energia S.A., payable together with dividends. They will be redeemed at maturity in October 2032, corresponding to the end of the concession period, and may be converted into preferred shares, subject to amendments to the bylaws of each Lajeado company.
Accounting Policy
Financial investments that do not qualify as cash and cash equivalents (see Note 6), including marketable securities and beneficiary interests, are recorded under securities. The Company measures these instruments at fair value, with changes in fair value recognized in statement of income.